Statement of Additional Information Supplement dated December 28, 2012
The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for Series I and Series II shares, as applicable, of the Funds listed below:

Invesco V.I. Balanced-Risk Allocation Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Diversified Income Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. Global Core Equity Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Global Real Estate Fund
Invesco V.I. Government Securities Fund
Invesco V.I. High Yield Fund
Invesco V.I. High Yield Securities Fund
Invesco V.I. International Growth Fund
Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Money Market Fund
Invesco V.I. S&P 500 Index Fund
Invesco V.I. Small Cap Equity Fund
Invesco V.I. Technology Fund
Invesco V.I. Utilities Fund
Invesco Van Kampen V.I. American Franchise Fund
Invesco Van Kampen V.I. American Value Fund
Invesco Van Kampen V.I. Comstock Fund
Invesco Van Kampen V.I. Equity and Income Fund
Invesco Van Kampen V.I. Growth and Income Fund
Invesco Van Kampen V.I. Mid Cap Growth Fund
Invesco Van Kampen V.I. Value Opportunities Fund

Effective as of the close of business on December 31, 2012, Mr. Carl Frischling retired as a trustee of each Fund and any references to Mr. Frischling serving as a trustee or committee member are hereby removed as of the date set forth above.
AVIF-SUP-3 122812